Note 15 - Financial Assets and Financial Liabilities - Summary of Sensitivity Analysis Impact on Income Before Income Taxes (Details) - Currency risk [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Chinese renminbi [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	$ 876	$ 823
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	(388)	(589)
Indonesian rupiah [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	(127)	(137)
Kenyan shilling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	(109)	(113)
Malaysian ringgit [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	(157)	(41)
Nigerian Naira [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	(67)	(182)
Norwegian krone [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	306	189
Polish zloty [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	397	256
Singapore dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	327	95
Swedish krona [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity analysis impact on income before income taxes	$ 231	$ 170